Segmented Information (Tables)	12 Months Ended
Jan. 31, 2022
Notes Tables
Schedule of disaggregated revenue information by geographic location of customer and revenue

Year Ended	January 31,	January 31,	January 31,
	2022	2021	2020
Revenues
United States	242,086	211,232	202,814
Europe, Middle-East and Africa	128,990	94,163	82,596
Canada	36,116	29,388	27,304
Asia Pacific	17,498	13,881	13,077
	424,690	348,664	325,791

Schedule of segment reporting information, by segment
Schedule of disclosure on geographic areas, long-lived assets in individual foreign countries by country

	January 31,	January 31,
	2022	2021
Total long-lived assets
United States	102,649	92,442
Europe, Middle-East and Africa	43,922	39,769
Canada	84,943	107,472
Asia Pacific	8,912	12,398
	240,426	252,081